Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ (9,512)	$ 3,746	$ 211,473	$ (235,546)	$ 10,815
Balance (in shares) at Dec. 31, 2013		25,612,550
Subscription of warrants	0
Issuance of ordinary shares on exercise of warrants	1,553	43	1,510
Issuance of ordinary shares on exercise of warrants (in shares)		255,000
Issuance of ordinary shares on Capital raise	112,836	2,099	110,737
Issuance of ordinary shares on Capital raise (in shares)		12,400,000
Stock-based compensation expense	658		658
Net loss	(26,638)			(26,638)
Other comprehensive income (loss)	(768)				(768)
Balance at Mar. 31, 2014	$ 78,129	$ 5,888	$ 324,378	$ (262,184)	$ 10,047
Balance (in shares) at Mar. 31, 2014		38,267,550